Other investments	12 Months Ended
Dec. 31, 2017
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Other investments

21. Other investments

	2017	2016
	£m	£m
At 1 January	985	1,255
Exchange adjustments	(64)	211
Additions	80	96
Net fair value movements	11	130
Impairment losses	(30)	(24)
Disposals	(64)	(683)

At 31 December	918	985

Other investments comprise non-current equity investments which are available-for-sale investments recorded at fair value at each balance sheet date. For investments traded in an active market, the fair value is determined by reference to the relevant stock exchange quoted bid price. For other investments, the fair value is estimated by management with reference to relevant available information, including the current market value of similar instruments and discounted cash flows of the underlying net assets. Other investments include listed investments of £535 million (2016 – £580 million). The most significant of the investments held at 31 December 2017 was in Theravance Biopharma, Inc. in which the Group holds 17.8% of the common stock. This investment had a fair value at 31 December 2017 of £199 million (2016 – £248 million). The other investments include equity stakes in companies with which GSK has research collaborations and in companies which provide access to biotechnology developments of potential interest.

On disposal of investments, fair value movements are reclassified from equity to the income statement based on average cost for shares acquired at different times.

The impairment losses recorded above have been recognised in the income statement for the year within Other operating income, together with amounts reclassified from the fair value reserve on recognition of the impairments. These impairments initially result from prolonged or significant declines in the fair value of the equity investments below acquisition cost, subsequent to which any further declines in fair value are immediately taken to the income statement.

The carrying value at 31 December of Other investments which have been impaired is as follows:

	2017	2016
	£m	£m
Original cost	475	515
Cumulative impairments recognised in the income statement	(283)	(314)
Subsequent fair value increases	210	282

Carrying value at 31 December	402	483